                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q
            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-04323

                          IXIS Advisor Funds Trust I
              (Exact name of registrant as specified in charter)

               399 Boylston Street, Boston, Massachusetts 02116
              (Address of principal executive offices) (Zip code)

                          Coleen Downs Dinneen, Esq.
                   IXIS Asset Management Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: December 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

         Loomis Sayles Core Plus Bond Fund -- Portfolio of Investments

Investments as of December 31, 2006 (Unaudited)

       Principal
       Amount(a)   Description                                  Value(+)
      ------------ ------------------------------------------- -----------
      Bonds and Notes -- 98.3% of Net Assets
                   Asset-Backed Securities -- 5.7%
      $    403,845 AmeriCredit Automobile Receivables Trust,
                   Series 2003-D-M, Class A-4,
                   2.840%, 8/06/2010                           $   399,675
         2,405,359 AmeriCredit Automobile Receivables Trust,
                   Series 2005-CF, Class A-3,
                   4.470%, 5/06/2010                             2,394,634
           625,717 Countrywide Asset-Backed Certificates,
                   Series 2004-S1, Class A2,
                   3.872%, 3/25/2020                               616,501
         1,095,000 Countrywide Asset-Backed Certificates,
                   Series 2004-S1, Class A3,
                   4.615%, 2/25/2035                             1,059,850
         2,190,000 Countrywide Asset-Backed Certificates,
                   Series 2006-S4, Class A3,
                   5.804%, 7/25/2034                             2,178,033
         1,730,000 Ford Credit Auto Owner Trust,
                   Series 2004-A, Class A4,
                   3.540%, 11/15/2008                            1,709,822
         1,800,000 Greenwich Capital Commercial Funding Corp.,
                   Series 2005-GG5, Class A2,
                   5.117%, 4/10/2037                             1,793,599
         1,475,348 Residential Asset Securities Corp.,
                   Series 2003-KS10, Class AI4,
                   4.470%, 3/25/2032                             1,452,942
           470,403 WFS Financial Owner Trust,
                   Series 2004-4, Class A3,
                   2.980%, 9/17/2009                               466,235
           515,000 WFS Financial Owner Trust,
                   Series 2004-4, Class A4,
                   3.440%, 5/17/2012                               503,259
                                                               -----------
                                                                12,574,550
                                                               -----------
                   Automotive -- 4.7%
         1,645,000 Ford Motor Co.,
                   7.450%, 7/16/2031(c)                          1,291,325
         1,510,000 Ford Motor Credit Co., Global Note,
                   5.625%, 10/01/2008                            1,482,815
         1,120,000 Ford Motor Credit Co.,
                   8.000%, 12/15/2016                            1,106,728
           655,000 GMAC LLC, (MTN),
                   6.750%, 12/01/2014(c)                           672,772
         4,240,000 GMAC LLC,
                   8.000%, 11/01/2031(c)                         4,867,808
       105,000,000 Toyota Motor Credit Corp.,
                   0.750%, 6/09/2008 (JPY)                         882,086
                                                               -----------
                                                                10,303,534
                                                               -----------
                   Banking -- 0.6%
         1,200,000 State Street Institutional Capital A,
                   Series A, Guaranteed Note, 144A,
                   7.940%, 12/30/2026                            1,248,875
           135,000 Western Union Co., 144A,
                   6.200%, 11/17/2036                              126,814
                                                               -----------
                                                                 1,375,689
                                                               -----------
                   Brokerage -- 0.5%
         1,045,000 Goldman Sachs Group, Inc.,
                   Senior Note,
                   6.600%, 1/15/2012                             1,104,729
                                                               -----------
                   Building Materials -- 0.6%
           495,000 Owens Corning, Inc., 144A,
                   7.000%, 12/01/2036                              499,851
           900,000 USG Corp., 144A,
                   6.300%, 11/15/2016                              892,116
                                                               -----------
                                                                 1,391,967
                                                               -----------
                   Chemicals -- 0.5%
           600,000 Methanex Corp.,
                   Senior Note,
                   6.000%, 8/15/2015                               569,122
           245,000 Mosaic Co., (The), 144A,
                   7.375%, 12/01/2014                              251,431
           255,000 Mosaic Co., (The), 144A,
                   7.625%, 12/01/2016                              264,244
                                                               -----------
                                                                 1,084,797
                                                               -----------
                   Construction Machinery -- 0.8%
         1,600,000 Case New Holland, Inc.,
                   Senior Note,
                   9.250%, 8/01/2011                             1,694,000
            70,000 Joy Global, Inc., 144A,
                   6.625%, 11/15/2036                               69,585
                                                               -----------
                                                                 1,763,585
                                                               -----------
                   Diversified Manufacturing -- 1.4%
         3,095,000 Crane Co.,
                   6.550%, 11/15/2036                            3,046,904
                                                               -----------
                   Electric -- 2.7%
         1,455,000 Duke Energy Corp.,
                   Senior Note,
                   4.200%, 10/01/2008                            1,425,721
         1,325,000 Enersis SA, Chile,
                   7.375%, 1/15/2014(c)                          1,425,993
         1,325,000 Ipalco Enterprises, Inc.,
                   Senior Secured Note,
                   8.375%, 11/14/2008                            1,374,687
           803,000 Progress Energy, Inc.,
                   7.100%, 3/01/2011                               855,156
           790,000 Southern California Edison Co.,
                   7.625%, 1/15/2010                               837,550
                                                               -----------
                                                                 5,919,107
                                                               -----------
                   Entertainment -- 0.9%
           210,000 Time Warner, Inc.,
                   6.500%, 11/15/2036                              209,018
         1,515,000 Time Warner, Inc.,
                   7.700%, 5/01/2032                             1,709,364
                                                               -----------
                                                                 1,918,382
                                                               -----------
                   Financial Services -- 2.8%
         1,050,000 HSBC Finance Corp.,
                   7.000%, 5/15/2012                             1,132,095
         1,185,000 Morgan Stanley,
                   4.000%, 1/15/2010                             1,146,614

Investments as of December 31, 2006 (Unaudited)

   Principal
   Amount(a)   Description                                         Value(+)
  ------------ -------------------------------------------------- -----------
               Financial Services - continued
  $  1,930,000 Residential Capital LLC,
               6.500%, 4/17/2013                                  $ 1,955,930
     1,805,000 Residential Capital LLC,
               6.875%, 6/30/2015                                    1,871,218
                                                                  -----------
                                                                    6,105,857
                                                                  -----------
               Food & Beverage -- 0.6%
     1,345,000 Constellation Brands, Inc.,
               7.250%, 9/01/2016                                    1,381,988
                                                                  -----------
               Gaming -- 0.3%
       770,000 Harrah's Operating Co., Inc.,
               Senior Note,
               7.125%, 6/01/2007                                      773,611
                                                                  -----------
               Government Owned - No Guarantee -- 1.0%
     2,145,000 Pemex Project Funding Master Trust,
               7.875%, 2/01/2009                                    2,247,960
                                                                  -----------
               Healthcare -- 0.8%
       575,000 HCA, Inc.,
               7.500%, 12/15/2023                                     467,888
     1,250,000 Medco Health Solutions,
               7.250%, 8/15/2013                                    1,341,723
                                                                  -----------
                                                                    1,809,611
                                                                  -----------
               Home Construction -- 1.4%
     1,665,000 Desarrolladora Homex SA de CV,
               7.500%, 9/28/2015                                    1,698,300
     1,315,000 Pulte Homes, Inc.,
               Senior Note,
               4.875%, 7/15/2009                                    1,294,892
                                                                  -----------
                                                                    2,993,192
                                                                  -----------
               Independent Energy -- 0.3%
       645,000 Anadarko Petroleum Corp.,
               6.450%, 9/15/2036                                      651,770
                                                                  -----------
               Media Cable -- 1.0%
     1,060,000 Cox Communications, Inc.,
               6.750%, 3/15/2011                                    1,108,141
     1,085,000 CSC Holdings, Inc.,
               Senior Note, Series B,
               7.625%, 4/01/2011                                    1,105,344
                                                                  -----------
                                                                    2,213,485
                                                                  -----------
               Metals & Mining -- 0.6%
     1,305,000 Vale Overseas, Ltd.,
               6.875%, 11/21/2036                                   1,338,468
                                                                  -----------
               Mortgage Backed Securities -- 7.1%
       795,000 Banc of America Commercial Mortgage, Inc.,
               Series 2005-6, Class A2,
               5.165%, 9/10/2047(d)                                   793,608
       850,000 Banc of America Commercial Mortgage, Inc.,
               Series 2006-1, Class A2,
               5.334%, 9/10/2045 (d)                                  852,719
     2,150,000 Bear Stearns Commercial Mortgage Securities,
               Series 2006-PW12, Class A4,
               5.711%, 9/11/2038(d)                                 2,219,539
     1,245,000 Bear Stearns Commercial Mortgage Securities, Inc.,
               Series 2005-PW10, Class A2,
               5.270%, 12/11/2040                                   1,246,798
       710,000 Citigroup/Deutsche Bank Commercial Mortgage Trust,
               Series 2006-CD2, Class A2,
               5.408%, 1/15/2046                                      714,218
     2,160,000 Commercial Mortgage Pass Through Certificates,
               Class A4, Series 2006-C7,
               5.769%, 6/10/2046(d)                                 2,238,278
     1,500,000 GS Mortgage Securities Corp. II,
               Series 2005-GG4, Class A4A,
               4.751%, 7/10/2039                                    1,444,923
     1,710,000 LB-UBS Commercial Mortgage Trust,
               Series 2005-C3, Class A3,
               4.647%, 7/15/2030                                    1,668,485
     2,400,000 Morgan Stanley Capital I,
               Series 2005-T19, Class A4A,
               4.890%, 6/12/2047                                    2,330,886
     2,195,000 Wachovia Bank Commercial Mortgage Trust,
               Series 2005-C20, Class A2,
               4.519%, 7/15/2042                                    2,142,232
                                                                  -----------
                                                                   15,651,686
                                                                  -----------
               Mortgage Related -- 28.8%
     2,244,235 FHLMC,
               4.000%, 7/01/2019                                    2,112,352
     6,514,292 FHLMC,
               4.500%, with various maturities to 2034(e)           6,224,627
    12,435,564 FHLMC,
               5.000%, with various maturities to 2036(e)          12,053,371
     1,687,613 FHLMC,
               5.500%, with various maturities to 2018(e)           1,689,764
       235,917 FHLMC,
               6.000%, 6/01/2035                                      238,057
   140,000,000 FNMA,
               1.750%, 3/26/2008 (JPY)                              1,191,769
   140,000,000 FNMA,
               2.125%, 10/09/2007 (JPY)                             1,190,311
       893,707 FNMA,
               4.000%, 6/01/2019                                      842,268
     6,184,257 FNMA,
               4.500%, with various maturities to 2035(e)           5,907,111
     6,033,711 FNMA,
               5.000%, 7/01/2035                                    5,827,008
    10,331,227 FNMA,
               5.500%, with various maturities to 2036(e)          10,236,722
     5,968,493 FNMA,
               6.000%, with various maturities to 2034(e)           6,040,029
     5,514,799 FNMA,
               6.500%, with various maturities to 2036(e)           5,621,054

Investments as of December 31, 2006 (Unaudited)

  Principal
  Amount(a)   Description                                           Value(+)
 ------------ ---------------------------------------------------- -----------
              Mortgage Related - continued
 $    277,573 FNMA,
              7.000%, with various maturities to 2030(e)           $   285,801
      318,410 FNMA,
              7.500%, with various maturities to 2032(e)               331,598
    1,201,404 GNMA,
              5.500%, 2/20/2034                                      1,193,370
      457,235 GNMA,
              6.000%, 1/15/2029                                        464,728
      913,020 GNMA,
              6.500%, with various maturities to 2032(e)               938,509
      575,768 GNMA,
              7.000%, with various maturities to 2029(e)               595,231
      167,569 GNMA,
              7.500%, with various maturities to 2030(e)               175,039
       90,559 GNMA,
              8.000%, 11/15/2029                                        96,047
      160,688 GNMA,
              8.500%, with various maturities to 2023(e)               172,608
       23,991 GNMA,
              9.000%, with various maturities to 2016(e)                25,662
       62,615 GNMA,
              11.500%, with various maturities to 2015(e)               69,524
                                                                   -----------
                                                                    63,522,560
                                                                   -----------
              Non-Captive Finance -- 1.6%
  431,000,000 General Electric Capital Corp., (EMTN),
              0.550%, 10/14/2008 (JPY)                               3,600,647
                                                                   -----------
              Paper -- 1.1%
    1,200,000 Georgia-Pacific Corp.,
              7.375%, 12/01/2025                                     1,170,000
      755,000 Georgia-Pacific Corp.,
              7.750%, 11/15/2029                                       753,113
      480,000 Georgia-Pacific Corp.,
              8.875%, 5/15/2031                                        507,600
                                                                   -----------
                                                                     2,430,713
                                                                   -----------
              Pharmaceuticals -- 1.2%
    2,750,000 Valeant Pharmaceuticals International,
              Senior Note,
              7.000%, 12/15/2011                                     2,640,000
                                                                   -----------
              Pipelines -- 0.8%
    1,695,000 Kinder Morgan, Inc.,
              6.500%, 9/01/2012                                      1,703,033
                                                                   -----------
              Real Estate Investment Trusts -- 2.4%
      195,000 Colonial Realty, LP,
              Senior Note,
              4.750%, 2/01/2010                                        189,627
    1,350,000 Colonial Realty, LP,
              Senior Note,
              5.500%, 10/01/2015                                     1,316,488
    1,180,000 EOP Operating, LP,
              Guaranteed Note,
              4.650%, 10/01/2010(c)                                  1,171,776
    1,250,000 iStar Financial, Inc.,
              Senior Note,
              6.000%, 12/15/2010                                     1,265,677
    1,340,000 Simon Property Group,
              LP,
              6.375%, 11/15/2007                                     1,350,322
                                                                   -----------
                                                                     5,293,890
                                                                   -----------
              Refining -- 0.5%
    1,105,000 Premcor Refining Group, Inc. (The),
              6.125%, 5/01/2011                                      1,122,395
                                                                   -----------
              Sovereigns -- 2.6%
  122,000,000 Canadian Government, (EMTN),
              1.900%, 3/23/2009 (JPY)                                1,048,041
   18,980,000 Kingdom of Norway,
              5.500%, 5/15/2009 (NOK)                                3,120,157
    2,165,000 Kingdom of Norway,
              6.000%, 5/16/2011 (NOK)                                  369,051
    4,680,000 Kingdom of Sweden,
              3.000%, 7/12/2016 (SEK)                                  641,505
    3,555,000 Kingdom of Sweden,
              4.000%, 12/01/2009 (SEK)                                 522,193
                                                                   -----------
                                                                     5,700,947
                                                                   -----------
              Special Purpose Entity -- 1.1%
  275,000,000 Kreditanstalt fuer Wiederaufbau, (EMTN),
              2.050%, 9/21/2009 (JPY)                                2,378,629
                                                                   -----------
              Supermarkets -- 1.8%
      370,000 Albertson's, Inc.,
              7.750%, 6/15/2026                                        369,054
    1,535,000 Albertson's, Inc.,
              7.450%, 8/01/2029                                      1,499,694
      610,000 Albertson's, Inc.,
              Senior Note,
              8.000%, 5/01/2031(c)                                     618,759
       35,000 Albertson's, Inc.,
              Senior Note,
              8.700%, 5/01/2030                                         36,556
      270,000 Albertson's, Inc.,
              Series C, (MTN),
              6.625%, 6/01/2028                                        245,122
      125,000 American Stores Co.,
              8.000%, 6/01/2026                                        131,388
      935,000 Delhaize America, Inc.,
              9.000%, 4/15/2031                                      1,110,130
                                                                   -----------
                                                                     4,010,703
                                                                   -----------
              Supranational -- 0.8%
  120,000,000 Inter-American Development Bank,
              1.900%, 7/08/2009 (JPY)                                1,033,411
   68,400,000 International Bank for Reconstruction & Development,
              2.000%, 2/18/2008 (JPY)                                  582,622
                                                                   -----------
                                                                     1,616,033
                                                                   -----------
              Technology -- 3.4%
      270,000 Avnet, Inc., Convertible,
              2.000%, 3/15/2034                                        271,688
      175,000 Avnet, Inc.,
              6.000%, 9/01/2015(c)                                     172,550
      390,000 Avnet, Inc.,
              6.625%, 9/15/2016                                        401,037
      665,000 Corning, Inc.,
              6.200%, 3/15/2016                                        677,045

Investments as of December 31, 2006 (Unaudited)

  Principal
  Amount(a)  Description                                           Value(+)
 ----------- --------------------------------------------------- ------------
             Technology - continued
 $   355,000 Corning, Inc.,
             7.250%, 8/15/2036                                   $    380,438
     315,000 Freescale Semiconductor, Inc., 144A,
             10.125%, 12/15/2016                                      315,394
   1,280,000 Lucent Technologies, Inc.,
             6.450%, 3/15/2029                                      1,180,800
     295,000 Nortel Networks Corp.,
             6.875%, 9/01/2023                                        247,800
     920,000 Northern Telecom Capital Corp.,
             7.875%, 6/15/2026                                        823,400
   2,075,000 Pitney Bowes, Inc., (MTN),
             5.250%, 1/15/2037                                      2,044,807
     978,000 Xerox Corp.,
             6.400%, 3/15/2016                                        998,782
                                                                 ------------
                                                                    7,513,741
                                                                 ------------
             Treasuries -- 9.9%
   6,360,314 U.S. Treasury Bond,
             2.375%, 1/15/2025(c)(f)                                6,332,240
   1,450,000 U.S. Treasury Bond,
             4.000%, 2/15/2014(c)                                   1,387,979
   1,100,000 U.S. Treasury Note,
             2.625%, 5/15/2008(c)                                   1,067,171
   1,570,000 U.S.Treasury Note,
             3.000%, 11/15/2007(c)                                  1,543,078
     565,000 U.S.Treasury Note,
             3.375%, 10/15/2009(c)                                    545,093
   3,350,000 U.S. Treasury Note,
             4.375%, 8/15/2012(c)                                   3,301,844
   6,125,000 U.S. Treasury Note,
             4.500%, 2/15/2016(c)                                   6,027,380
   1,680,000 U.S.Treasury Note,
             5.125%, 5/15/2016(c)                                   1,730,465
                                                                 ------------
                                                                   21,935,250
                                                                 ------------
             Wireless -- 1.4%
     730,000 Sprint Capital Corp.,
             6.125%, 11/15/2008                                       738,627
   1,060,000 Sprint Capital Corp.,
             6.875%, 11/15/2028                                     1,061,069
   1,420,000 True Move Co., Ltd., 144A,
             10.750%, 12/16/2013                                    1,388,050
                                                                 ------------
                                                                    3,187,746
                                                                 ------------
             Wirelines -- 6.6%
   1,380,000 Citizens Communications Co., 144A,
             7.875%, 1/15/2027                                      1,393,800
   2,760,000 Embarq Corp.,
             7.995%, 6/01/2036                                      2,872,128
   1,650,000 GTE Corp.,
             7.900%, 2/01/2027                                      1,717,165
   3,200,000 LCI International, Inc.,
             Senior Note,
             7.250%, 6/15/2007                                      3,208,000
     210,000 Qwest Capital Funding, Inc.,
             6.500%, 11/15/2018                                       196,350
   1,240,000 Qwest Corp.,
             7.200%, 11/10/2026(c)                                  1,249,300
     850,000 Qwest Corp.
             7.250%, 9/15/2025                                        873,375
     255,000 Qwest Corp.
             7.250%, 10/15/2035                                       251,813
   1,675,000 Qwest Corp.,
             7.500%, 6/15/2023(c)                                   1,687,562
   1,055,000 Telefonica Emisones SAU,
             6.421%, 6/20/2016                                      1,088,357
                                                                 ------------
                                                                   14,537,850
                                                                 ------------
             Total Bonds and Notes
             (Identified Cost $216,370,390)                       216,845,009
                                                                 ------------
 Short-Term Investments -- 16.4%
  34,678,548 State Street Securities Lending Quality Trust(g)      34,678,548
 $ 1,514,849 Tri-Party Repurchase Agreement with Fixed Income
             Clearing Corporation, dated 12/29/2006 at 4.250% to
             be repurchased at $1,515,564 on 1/2/2007,
             collateralized by $1,095,000 U.S. Treasury Bond,
             8.750% due 8/15/2020 valued at $1,546,680(h)           1,514,849
                                                                 ------------
             Total Short-Term Investments
             (Identified Cost $36,193,397)                         36,193,397
                                                                 ------------
             Total Investments -- 114.7%
             (Identified Cost $252,563,787)(b)                    253,038,406
             Other assets less liabilities--(14.7)%               (32,383,171)
                                                                 ------------
             Total Net Assets -- 100%                            $220,655,235
                                                                 ============

Investments as of December 31, 2006 (Unaudited)

--------
+ Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser's pricing committee and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Future contracts are priced at their most recent settlement price. Short-term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.
       Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

       The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

       In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.

       The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)    Principal Amount in U.S. dollars unless otherwise noted.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

       At December 31, 2006, the net unrealized depreciation on investments based on cost of $253,117,224 for federal income tax purposes was as follows:

       Aggregate gross unrealized appreciation for all
         securities in which there is an excess of value
         over tax cost                                      $ 3,381,520
       Aggregate gross unrealized depreciation for all
         securities in which there is an excess of tax
         cost over value                                     (3,460,338)
                                                            -----------
       Net unrealized depreciation                          $   (78,818)
                                                            ===========

       At September 30, 2006, the Fund had a capital loss carryover of approximately $21,142,683 of which $20,960,955 expires on September 30, 2010 and $181,728 which expires on September 30, 2014. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

Investments as of December 31, 2006 (Unaudited)

(c) All or a portion of this security was on loan to brokers at December 31, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2006 were $34,008,367 and $34,678,548, respectively.

(d) Variable rate security whose interest rate varies with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date).

(e) The Fund's investment in mortgage related securities of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the schedule of investments.

(f)    Treasury Inflation Protected Security (TIPS).

(g)    Represents investment of securities lending collateral.

(h) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

 EMTN  Euro Medium Term Note

FHLMC  Federal Home Loan Mortgage Corporation

 FNMA  Federal National Mortgage Association

 GNMA  Government National Mortgage Association

  MTN  Medium Term Note

 144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
       December 31, 2006, the total value of these securities amounted to $6,450,160 or 2.9% of total net assets.

       Key Abbreviations:

  JPY  Japanese Yen

  NOK  Norwegian Krone

  SEK  Swedish Krona

Holdings at December 31, 2006 as a Percentage of Net Assets (Unaudited)

  Mortgage Related                                                       28.8%

  Treasuries                                                              9.9

  Mortgage Backed Securities                                              7.1

  Wirelines                                                               6.6

  Asset-Backed Securities                                                 5.7

  Automotive                                                              4.7

  Technology                                                              3.4

  Financial Services                                                      2.8

  Electric                                                                2.7

  Sovereigns                                                              2.6

  Real Estate Investment Trusts                                           2.4

  Others, Less than 2% each                                              21.6

ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, filed herewith.

(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, filed herewith.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                           IXIS Advisor Funds Trust I

                                           By:    /s/ John T. Hailer
                                                  -----------------------------
                                           Name:  John T. Hailer
                                           Title: President and Chief Executive
                                                  Officer
                                           Date:  February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                           By:    /s/ John T. Hailer
                                                  -----------------------------
                                           Name:  John T. Hailer
                                           Title: President and Chief Executive
                                                  Officer
                                           Date:  February 26, 2007

                                           By:    /s/ Michael C. Kardok
                                                  -----------------------------
                                           Name:  Michael C. Kardok
                                           Title: Treasurer
                                           Date:  February 26, 2007